Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 31, 2017
Income Tax Contingency [Line Items]
Reversal of deferred income tax liabilities potential withholding tax					$ 1,671,000
Corporate income tax rate		17.00%
Change in tax rate for undistributed portion of earnings		10.00%
Unrecognized tax benefits that if recognized would affect the effective tax rate		$ 0	$ 0	$ 1,200,000
Unrecognized tax benefits that if recognized would be offset by a valuation allowance		1,100,000	0	0
Unrecognized tax benefits, income tax penalties and interest expense		$ 0	$ 0	$ 0
Scenario Plan
Income Tax Contingency [Line Items]
Corporate income tax rate	20.00%
Change in tax rate for undistributed portion of earnings	5.00%
Taiwan | Undistributed Foreign Earnings
Income Tax Contingency [Line Items]
Tax loss carryforward period		10 years